Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings (loss) per share
Schedule of basic and diluted net (loss)/earnings per share
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Numerator:

Numerator for basic earnings/(loss) per share from continuing operations	1,775,181	(572,098)	(1,662,257)
Dilutive effect of:
Change in fair value of embedded derivatives underlying convertible notes	(70,458)	—	—
Foreign exchange gain on convertible notes	(33,021)	—	—
Accretion of non-cash interest charge on convertible notes	95,547	—	—
Amortization of deferred issuance cost in relation to convertible notes	28,368	—	—
Interest expense of convertible notes	67,876	—	—
Capitalized interest	(28,626)	—	—
Numerator for diluted earnings/(loss) per share from continuing operations	1,834,867	(572,098)	(1,662,257)

Numerator for basic (loss)/earnings per share from discontinued operations	(19,830)	7,753	—
Numerator for diluted (loss)/earnings per share from discontinued operations	(19,830)	7,753	—
Denominator:
Denominator for basic earnings per share - weighted average ordinary shares outstanding	162,900,657	167,101,076	194,788,429
Dilutive effect of share options and RSUs*	728,804	—	—
Dilutive effect of convertible notes*	7,487,223	—	—
Denominator for diluted earnings per share	171,116,684	167,101,076	194,788,429

Basic earnings/(loss) per share from continuing operations	10.90	(3.42)	(8.53)
Diluted earnings/(loss) per share from continuing operations	10.72	(3.42)	(8.53)

Basic (loss)/earnings per share from discontinued operations	(0.12)	0.04	—
Diluted (loss)/earnings per share from discontinued operations	(0.12)	0.04	—

* These potentially dilutive securities totaling 7,875,966 and 5,628,371 in 2011 and 2012, respectively, were not included in the calculation of dilutive earnings per share in 2011 and 2012 because of their anti-dilutive effect.